Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COVINGTON TRUST
09.30 Fidelity MSCI Sector ETFs Combo PRO-09 | Fidelity® MSCI Consumer Staples Index ETF
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Consumer Staples 25/50 Index.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Consumer Staples 25/50 Index, which represents the performance of the consumer staples sector in the U.S. equity market. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Consumer Staples 25/50 Index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Consumer Staples 25/50 Index, which represents the performance of the consumer staples sector in the U.S. equity market.